Accrued Expenses and Other Liabilities - Narratives (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Current portion of long term debt and leases	$ 0.4	$ 0.4